Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 755,183
Potential future lease payments not included in lease liabilities (undiscounted)	90,860	$ 56,500
Ocean-going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	523,823
Potential future lease payments not included in lease liabilities (undiscounted)	1,476
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	190,206
Potential future lease payments not included in lease liabilities (undiscounted)	75,786
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	41,154
Potential future lease payments not included in lease liabilities (undiscounted)	$ 13,598